DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents		$ 3,396
Accounts and notes receivable, net		162
Amounts due from related parties		15,036
Prepaid expenses and other current assets		1,957
Current assets classified as discontinued operations	$ 0	20,551
Property and equipment, net		16
Long-term investment		530,624
Other non-current asset		23
Non-current assets classified as discontinued operations	0	530,670
Accounts payable		951
Accrued expenses and other current payables		14,021
Amount due to related parties		10,687
Deferred revenue		56
Income tax payable		925
Long-term debt - current		52,604
Current liabilities classified as discontinued operations	0	79,244
Other non-current liabilities		6,356
Non-current liabilities classified as discontinued operations	$ 0	$ 6,356